ORGANIZATION AND DESCRIPTION OF BUSINESS (Details Narrative) - shares	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017	Nov. 10, 2017
Organization And Description Of Business
State of Incorporation	Nevada	Nevada
Date of Incorporation	May 15, 2014	May 15, 2014
Shares received		269,000	269,000
Ownership percentage		63.00%